Earnings per Share (Weighted-average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Balance as at January 1	1,276,238	1,274,298	1,272,516
Shares issued during the year	73	1,054	0
Shares vested	898	720	779
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,277,209	1,276,072	1,273,295